PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
PROPERTY AND EQUIPMENT
Defective mining equipment	$ 162,451
Depreciation and amortization expense	$ 575,210	$ 552,958